LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Number of shares and loss, Weighted number of shares	[1]	40,433,303	28,158,779	25,754,297
Number of shares and loss, Loss attributable to equity holders of the Company		$ (27,793)	$ (23,374)	$ (18,112)
Options [Member]
Statement Line Items [Line Items]
Number of ordinary shares		4,233,950

[1]	To compute diluted loss per share, potential ordinary shares (detailed below) have not been taken into account due to their anti-dilutive effect 137,977 warrants 4,030,702 options to employees under share-based payment plans